Other Expenses (Tables)	12 Months Ended
Mar. 31, 2025
Other Expense [Abstract]
Schedule of Other Expenses

Included within other expenses are the following expenses:

	March 31, 2023	March 31, 2024	March 31, 2025
	USD’000	USD’000	USD’000

Bank charge	47	41	49
Bank interest	184	378	384
Catering fee	90	96	111
Courier	128	190	202
Entertainment	12	34	207
Exchange rate	(46)	(30)	69
Expat licensing fees	5	4	4
Freight export	4	4	20
General and admin	52	58	43
Insurance	106	131	131
Lab fee	18	28	32
Lab test	5	18	14
License fee	—	24	93
Motor vehicle	15	18	20
Other expenses	63	80	208
Other tax expense	1	2	35
Other tax expense (for commission)	227	359	376
Professional fee	15	58	364
Rental - copier	1	2	2
Rental - office and apartment	179	200	58
Repair and maintenance	6	32	28
Service fee	165	81	40
Stationery	5	7	8
Transportation	30	22	19
Travelling	39	150	476
Utilities	38	45	47
	1,389	2,032	3,040